LEASES	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
NATURALSHRIMP INCORPORATED [Member]
LEASES

NOTE 9 — LEASES

On May 26, 2021, the Company entered into a sublease for a new office space in Texas, on two floors. The lease commenced on August 1, 2021 for a monthly rent of $7,000, and will terminate on October 31, 2025, for one of the spaces, and commence in the second half of 2022 for monthly rent of $1,727, and terminate on October 31, 2025, for the second space. On June 2, 2021, the Company paid a deposit of $52,362 which shall be applied to the last six months of the sublease term, and $17,454 security deposit, which is included in Prepaid expenses on the accompanying unaudited condensed consolidated balance sheet. The Company assessed its new office lease as an operating lease.

At inception, on August 1, 2021, the ROU and lease liability was calculated as approximately $316,000, based on the net present value of the future lease payments over the term of the lease. When available, the Company uses the rate implicit in the lease discount payments as the incremental borrowing rate to calculate the net present value; however, the rate implicit in the lease is not readily determinable for their corporate office lease. In this case, the Company estimated its incremental borrowing rate of 5.75% as the interest rate it could have incurred to borrow an amount equal to the lease payments in a similar economic environment on a collateralized basis over a term similar to the lease term. The Company estimated its rate based on observable risk-free interest rate and credit spreads for commercial debt of a similar duration as to what rate would have been effective for the Company.

On September 8, 2021, the Company entered into an equipment lease agreement for VOIP phone equipment. The lease term is for sixty months, with a monthly lease payment of approximately $300. The Company assessed the equipment lease as an operating lease. The Company determined the Right of Use asset and Lease liability values at inception as approximately $17,000 calculated at the present value of all future lease payments for the lease term, using an incremental borrowing rate of 5.75%.

NOTE 16 — LEASE

On May 26, 2021, the Company entered into a sublease for a new office space in Texas, on two floors. The lease commenced on August 1, 2021 for a monthly rent of $7,000, and will terminate on October 31, 2025, for one of the spaces, and commence in the second half of 2022 for monthly rent of $1,727, and terminate on October 31, 2025, for the second space. On June 2, 2021, the Company paid a deposit of $52,362 which shall be applied to the last six months of the sublease term, and $17,454 security deposit, which is included in Prepaid expenses on the accompanying consolidated balance sheet. The Company assessed its new office lease as an operating lease.

At inception, on August 1, 2021, the ROU and lease liability was calculated as approximately $316,000, based on the net present value of the future lease payments over the term of the lease. When available, the Company uses the rate implicit in the lease discount payments as the incremental borrowing rate to calculate the net present value; however, the rate implicit in the lease is not readily determinable for their corporate office lease. In this case, the Company estimated its incremental borrowing rate of 5.75% as the interest rate it could have incurred to borrow an amount equal to the lease payments in a similar economic environment on a collateralized basis over a term similar to the lease term. The Company estimated its rate based on observable risk-free interest rate and credit spreads for commercial debt of a similar duration as to what rate would have been effective for the Company.

On September 8, 2021, the Company entered into an equipment lease agreement for VOIP phone equipment. The lease term is for sixty months, with a monthly lease payment of approximately $300. The Company assessed the equipment lease as an operating lease. The Company determined the Right of Use asset and Lease liability values at inception as approximately $17,000 calculated at the present value of all future lease payments for the lease term, using an incremental borrowing rate of 5.75%.

On June 24, 2019, the Company entered into a service and equipment lease agreement for water treatment services, consumables and equipment. The lease term was for five years, with a renewal option of an additional five years, with a monthly lease payment of $5,000. The Company analyzed the classification of the lease under ASC 842, and as it did not meet any of the criteria for a financing lease it has been classified as an operating lease. The Company determined the Right of Use asset and Lease liability values at inception at a value of $275,400, calculated at the present value of all future lease payments for the lease term, using an incremental borrowing rate of 5%. As of March 31, 2021, the lease was on hold while the Company waited for new equipment to be delivered and installed. During the first quarter of fiscal 2022, the Company has cancelled the lease. As the lease was on hold there has been no lease expense or amortization of the Right of Use asset since inception of the lease and recognition of the Lease liability and Right of Use asset, and therefore there is no gain or loss recognized upon cancellation of the lease.